Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Net Income (Loss) by Geographical Areas

A summary of net income (loss) and long-lived assets by geographical areas is as follows:

Year ended December 31,	2015	2016	2017
Operation income from property within:
- PRC, excluding Hong Kong:	$2,978	$2,508	$1,851
Net (loss) income within:
- PRC, excluding Hong Kong	$(577)	$(2,106)	$(6,759)
- Hong Kong	(12,581)	(9,534)	10,703
Total net (loss) income	$(13,158)	$(9,534)	$3,944

Summary of Long-Lived Assets by Geographical Areas
As of December 31,	2016	2017
Long-lived assets by geographical area:
- Real estate properties under development in PRC, excluding Hong Kong	$37,779	$52,460
- Property, plant and equipment in PRC, excluding Hong Kong	507	33,894
- Hong Kong	3,228	3,082
Total long-lived assets	$41,514	$89,436